Business Combination - Air Travel Bureau Limited - Summary (Details) - Air Travel Bureau Limited ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2018 USD ($)	Mar. 31, 2018 INR (₨)	Jul. 20, 2017 INR (₨)
Business Combination
Revenue of acquiree since acquisition date | $	$ 560,968
Profit (loss) of acquiree since acquisition date | $	$ 7,586
Transaction costs | ₨		₨ 5,943
Yatra Online Private Limited
Business Combination
Upfront payment | ₨			₨ 509,999